UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ending:  September 30, 2012


Check here if Amendment:  [  ]amendment Number:
This Amendment: [ ] is a restatement
                [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Capital Directions Investment Advisory, LLC
Address: The Pointe, Suite 220
         400 Northridge Road
         Atlanta, Georgia  30350

13F File Number:  28-13057

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integralparts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:   Macora Furlong
Title:  Director of Operations
Phone:  678-507-1460

Signature, Place, and Date of Signing:

Macora Furlong         Atlanta, Georgia       09/30/2012

Report Type: (Check one only)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers)

List of Other Managers Reporting for this Manager:
[If there are no entries in this listm omit this section]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         27

Form 13F Information Table Value Total:    166,397
                                           (Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers wtih respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


  No.          Form 13F File Number           Name


               28-13057

[Repeat as necessary].

       FORM 13F INFORMATION TABLE

                               TITLE                VALUE   SHARES   SH/     PUT/  INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS  CUSIP     (X$1000) PRN AMT  PRN     CALL  DSCRETN  MANAGERS  SOLE     SHARED   NONE

Ishares Russell 1000 Growth    COM       464287614   1803   27024     sh           sole                27024
Ishares Russell 1000 Value     COM       464287598   1551   21491     sh           sole                21491
Ishares Russell 3000 Index     COM       464287689    362    4271     sh           sole                 4271
Ishares S & P 500 Index        COM       464287200    658    4555     sh           sole                 4555
Ishares Tr S&P 500 Barra       COM       464287408    285    4332     sh           sole                 4332
SPDR DJ Wilshire Large Cap Gro COM       78464A409  63213  938017     sh           sole               938017
Ishares Russell Mid Cap Growth COM       464287481    643   10347     sh           sole                10347
Ishares Russell Midcap         COM       464287473     39     776     sh           sole                  776
Ishares S&P MidCap 400 Barra   COM       464287606  24603  219752     sh           sole               219752
Ishares S&P MidCap 400 Index   COM       464287507     62     630     sh           sole                  630
Ishares International Small    COM       78463X871     48    1769     sh           sole                 1769
Ishares Tr S&P Muni Fund       COM       464288158     53     492     sh           sole                  492
Ishares Russell 2000           COM       464287655   7693   92196     sh           sole                92196
Ishares Tr Russell             COM       464287648    638    6670     sh           sole                 6670
SPDR DJ Wilshire Small Cap Gr  COM       78464A201  25613  203148     sh           sole               203148
Ishares Russell 2000 Value     COM       464287630    580    7841     sh           sole                 7841
Vanguard Intl Eqty Index       COM       922042775    180    4181     sh           sole                 4181
Ishares MSCI ACWI Index        COM       464288257    170    3636     sh           sole                 3636
Ishares MSCI EAFE Index        COM       464287465  35081  661907     sh           sole               661907
Ishares MSCI Emrg Mkt Fund     COM       464287234    305    7370     sh           sole                 7370
Ishares TRUST                  COM       464288273    624   16132     sh           sole                16132
DJ Wilshrie REIT               COM       78464A607    631    8769     sh           sole                 8769
Ishares International REIT     COM       78463X863    629   16021     sh           sole                16021
Ishares TrCohen & Steer        COM       449243104      5      60     sh           sole                   60
Ishares TR Gs Investop         COM       464287242    441    3625     sh           sole                 3625
Ishares Tr Lehiman Bd Fd       COM       464287226     50     442     sh           sole                  442
Ishares TRUST                  COM       464288414    437    3900     sh           sole                 3900


